Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Schwab Ariel Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Schwab Ariel Opportunities ETF
Class Name	Schwab Ariel Opportunities ETF
Trading Symbol	SAEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Ariel Opportunities ETF	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund’s NAV return was 12.89% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 17.80%. The Russell 2500™ Index which returned 23.45%, is the fund’s additional index, and is more representative of the fund’s investment universe than the regulatory index.
Top detractors from total return:
■

Financials sector securities, including Fiserv, Inc.
■

Consumer staples sector securities
Top contributors to total return:
■

Industrials sector securities, including nVent Electric PLC
■

Communication services sector securities
From an individual security perspective:
■

Fiserv, Inc. was the largest detractor from total return
■

Lindblad Expeditions Holdings, Inc. was the largest contributor to total
return
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (November 16, 2021 - March 31, 2026)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Ariel Opportunities ETF (11/16/2021) 1,2	12.89%	2.72%
S&P 500 ® Index 3	17.80%	9.49%
Russell 2500 TM Index	23.45%	3.71%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (11/16/2021) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Russell 2500™ Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.

Performance Inception Date	Nov. 16, 2021
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 23,000,000
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 142,550
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$23
Number of Holdings	59
Portfolio Turnover Rate (excludes in-kind transactions)	14%
Advisory Fees Paid by the Fund	$142,550
Weighted Average Market Cap (millions)	$1 5,11 9
Price/Earnings Ratio (P/E)	20.4
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$92,679

Holdings [Text Block]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets
Portfolio holdings may have changed since the report
dat
e.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report dat e.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s prospectus
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective July 28, 2025, the fund’s name changed from Schwab Ariel ESG ETF to Schwab Ariel Opportunities ETF.
■

Effective July 28, 2025, the fund’s investment strategy was updated to reflect that the fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the
Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
■

Effective July 28, 2025, in connection with the investment strategy change, environmental, social and governance (ESG) risk was removed from the fund’s principal investment risks.

Material Fund Change Name [Text Block]	Effective July 28, 2025, the fund’s name changed from Schwab Ariel ESG ETF to Schwab Ariel Opportunities ETF.
Material Fund Change Strategies [Text Block]
Effective July 28, 2025, the fund’s investment strategy was updated to reflect that the fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the
Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.

Material Fund Change Risks Change [Text Block]	Effective July 28, 2025, in connection with the investment strategy change, environmental, social and governance (ESG) risk was removed from the fund’s principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2025. For more complete information, you may review the fund’s prospectus
at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Crypto Thematic ETF
Shareholder Report [Line Items]
Fund Name	Schwab Crypto Thematic ETF
Class Name	Schwab Crypto Thematic ETF
Trading Symbol	STCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2026
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Crypto Thematic ETF	$39	0.30%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2026, the fund’s NAV return was 61.49% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The MCSI ACWI Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 20.01%. The fund generally invests in securities that are included in the
Schwab Crypto Thematic Index
®
(Net)
1
which returned 61.83% during the same period. The fund does not seek to track the regulatory index. Differences between the return of the fund and the return of the Schwab Crypto Thematic Index
®
(Net)
1
may be
attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

BitMine Immersion Technologies, Inc.
■

Defi Technologies, Inc.
Top contributors to total return:
■

IREN Ltd.
■

Cipher Ditigal, Inc.

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 4, 2022 - March 31, 2026)
1,2,3

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception*
Fund: Schwab Crypto Thematic ETF (08/04/2022) 1,2	61.49%	23.39%
MSCI ACWI Index (Net) 3,4	20.01%	14.14%
Schwab Crypto Thematic Index ® (Net) 3	61.83%	23.45%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
*
Inception (08/04/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab Crypto Thematic Index
®
(Net). The fund does not seek to track the regulatory index.

Performance Inception Date	Aug. 04, 2022
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 202,000,000
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 631,592
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$202
Number of Holdings (excludes derivatives)	36
Portfolio Turnover Rate (excludes in-kind transactions)	62%
Advisory Fees Paid by the Fund	$631,592
Weighted Average Market Cap (millions)	$11,603
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	1.6
Dividends Received Deduction	5.43%
Qualified Dividend Income	$538,551

Holdings [Text Block]
Industry Weightings % of Investments
1
Top Equity Holdings % of Net Assets
Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.